Financial Instrument Risk Management - Debt Securities by Issuer and Industry Sector (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 173,735	$ 168,785
Canadian federal government
Disclosure of financial assets [line items]
Financial assets	7,101	6,489
Canadian federal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,798	4,560
Canadian federal government | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	2,303	1,929
Canadian provincial and municipal government
Disclosure of financial assets [line items]
Financial assets	17,079	18,242
Canadian provincial and municipal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	15,930	16,909
Canadian provincial and municipal government | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	1,149	1,333
U.S. government and agency
Disclosure of financial assets [line items]
Financial assets	2,413	2,475
U.S. government and agency | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,642	1,678
U.S. government and agency | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	771	797
Other foreign government
Disclosure of financial assets [line items]
Financial assets	5,511	6,104
Other foreign government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,754	5,281
Other foreign government | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	757	823
Total government issued or guaranteed debt securities
Disclosure of financial assets [line items]
Financial assets	32,104	33,310
Total government issued or guaranteed debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	27,124	28,428
Total government issued or guaranteed debt securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	4,980	4,882
Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	47,566	46,974
Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	42,052	42,664
Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	5,514	4,310
Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	9,057	8,805
Asset-backed securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	6,822	6,742
Asset-backed securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	2,235	2,063
Debt securities
Disclosure of financial assets [line items]
Financial assets	88,727	89,089
Debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	75,998	77,834
Debt securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	12,729	11,255
Financials | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	11,948	11,856
Financials | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	10,258	10,644
Financials | Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	1,690	1,212
Utilities | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	8,192	8,243
Utilities | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	7,414	7,561
Utilities | Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	778	682
Industrials | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	6,596	6,226
Industrials | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	5,791	5,659
Industrials | Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	805	567
Energy | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	4,279	4,802
Energy | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	3,992	4,452
Energy | Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	287	350
Communication services | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	3,886	3,966
Communication services | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	3,534	3,644
Communication services | Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	352	322
Real estate | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	2,688	2,767
Real estate | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,334	2,438
Real estate | Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	354	329
Health care | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	2,427	2,172
Health care | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,081	1,986
Health care | Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	346	186
Consumer staples | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	2,278	2,051
Consumer staples | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,047	1,893
Consumer staples | Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	231	158
Consumer discretionary | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	2,120	1,771
Consumer discretionary | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,814	1,606
Consumer discretionary | Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	306	165
Information technology | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	1,635	1,495
Information technology | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,426	1,308
Information technology | Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	209	187
Materials | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	1,517	1,625
Materials | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,361	1,473
Materials | Corporate Debt Securities | Available- for-sale
Disclosure of financial assets [line items]
Financial assets	$ 156	$ 152